Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		$ 961,076	$ 72,187
Additions from acquisitions		2,912,172	893,145
Other additions		42,388
Amortization		(42,893)	4,256
Impairment		(9,002)
Foreign currency translation		(2,825)
Net book value, ending balance		3,860,916	961,076
Brand and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		70,854	0
Additions from acquisitions		78,200	70,854
Other additions		0
Amortization		0	0
Impairment		(655)
Foreign currency translation		0
Net book value, ending balance		148,399	70,854
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		22,544	22,544
Additions from acquisitions		153,702	0
Other additions		0
Amortization		0	0
Impairment		(3,962)
Foreign currency translation		(1,581)
Net book value, ending balance		170,703	22,544
Intangible assets other than goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		200,332	31,087
Additions from acquisitions		495,232	173,501
Amortization		(42,893)	4,256
Impairment		(5,112)
Foreign currency translation		(1,581)
Net book value, ending balance		688,366	200,332
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		9,331	4,250
Additions from acquisitions		69,400	7,305
Other additions		5,362
Amortization		(12,486)	2,224
Impairment		(39)
Foreign currency translation		0
Net book value, ending balance		71,568	9,331
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		95,471	4,293
Additions from acquisitions		111,300	93,121
Other additions		19,202
Amortization		(16,645)	1,943
Impairment		0
Foreign currency translation		0
Net book value, ending balance		209,328	95,471
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		2,132	0
Additions from acquisitions		130	2,221
Other additions		0
Amortization		(204)	89
Impairment		(456)
Foreign currency translation		0
Net book value, ending balance		1,602	2,132
Intellectual property and know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		0	0
Additions from acquisitions		82,500	0
Other additions		0
Amortization		(12,386)	0
Impairment		0
Foreign currency translation		0
Net book value, ending balance		70,114	0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		0
Additions from acquisitions		0
Other additions		17,824
Amortization		(1,172)
Impairment		0
Foreign currency translation		0
Net book value, ending balance		16,652	0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		760,744	41,100
Additions from acquisitions		2,416,940	719,644
Other additions		0
Amortization		0	0
Impairment	$ 3,900	(3,890)
Foreign currency translation		(1,244)
Net book value, ending balance		$ 3,172,550	$ 760,744